REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2014
REDEEMABLE NON-CONTROLLING INTERESTS [Abstract]
Schedule of change in the carrying amount of redeemable non-controlling interests
Year Ended December 31,
2014
RMB
Beginning Balance	-
Recognition of redeemable non-controlling interest during 2014	1,383,264,590
Accretion to redemption value of redeemable non-controlling interests	52,320,700
Ending Balance	1,435,585,290